Fees Summary	May 27, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,356,000
Previously Paid Amount	0.00
Total Fee Amount	207.60
Total Offset Amount	0.00
Net Fee	207.60
Narrative - Max Aggregate Offering Price	$ 1,356,000
Final Prospectus	true